FLIGHT EQUIPMENT HELD FOR SALE	12 Months Ended
Dec. 31, 2017
FLIGHT EQUIPMENT HELD FOR SALE [Abstract]
FLIGHT EQUIPMENT HELD FOR SALE
5.	FLIGHT EQUIPMENT HELD FOR SALE

In 2015, the Company agreed to sell 45 aircraft in two portfolio sales (the “Sale Transactions”). The Company delivered 32 of these aircraft to the purchasers and recognized a gain on sale of aircraft of $33.0 million in 2015. The Company delivered the remaining 13 aircraft and recognized a gain on sale of aircraft of $5.0 million in 2016.

During the third quarter of 2017, the Company reclassified one aircraft to held for sale as the lessee of this narrow-body aircraft notified the Company of its election to purchase this aircraft. This aircraft was sold for a gain on sale of aircraft of $3.9 million in the fourth quarter of 2017.

At December 31, 2017 and 2016, the Company had no flight equipment held for sale.